Shareholder Report, Average Annual Return (Details) 194916_Aristotle Portfolio Optimization Growth Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	9.16%	4.46%	7.83%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	15.52%	5.64%	8.44%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.80%	12.06%	14.16%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
Aristotle Portfolio Optimization Growth Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Growth Composite Benchmark
Average Annual Return, Percent	15.40%	8.67%	10.31%